UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06671

DWS Global High Income Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2012 Semiannual Report to Stockholders

DWS Global High Income Fund, Inc. Ticker Symbol: LBF

Contents
3 Performance Summary
5 Portfolio Summary
7 Investment Portfolio
16 Statement of Assets and Liabilities
18 Statement of Operations
19 Statement of Cash Flows
20 Statement of Changes in Net Assets
21 Financial Highlights
22 Notes to Financial Statements
33 Dividend Reinvestment and Cash Purchase Plan
36 Additional Information
38 Privacy Statement

The fund's primary investment objective is to seek high current income; capital appreciation is a secondary investment objective.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond and loan investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Floating rate loans tend to be rated below investment grade and may be more vulnerable to economic or business changes than issuers with investment-grade credit. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Leverage results in additional risks and can magnify the effect of any gains or losses.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2012 (Unaudited)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Return as of 4/30/12
	6-Month‡	1-Year	3-Year	5-Year	10-Year
Based on Net Asset Value(a)	10.49%	13.71%	18.12%	6.38%	12.08%
Based on Market Price(a)	11.82%	12.54%	15.37%	6.20%	11.24%
JPMorgan Emerging Markets Bond Global Diversified Index(b)	6.20%	11.23%	14.77%	8.44%	10.57%
Morningstar Closed-End Emerging Markets Bond Funds Category (based on Net Asset Value)(c)	6.16%	6.78%	16.92%	7.61%	11.59%

‡ Total returns shown for periods less than one year are not annualized.

a Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.

b The JPMorgan Emerging Markets Bond Global Diversified Index tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging-market sovereign entities, including Brady bonds, loans and Eurobonds, and quasi-sovereign entities. The index limits exposure to any one country.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

c Morningstar's Closed-End Emerging Markets Bond Funds category represents portfolios that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East and Asia make up the rest. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End Emerging Markets Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.
Net Asset Value and Market Price
	As of 4/30/12	As of 10/31/11
Net Asset Value	$9.23	$8.62
Market Price	$8.29	$7.65

Prices and Net Asset Value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 4/30/12: Income Dividends	$.25
April Income Dividend	$.0420
Current Annualized Distribution Rate (based on Net Asset Value) as of 4/30/12+	5.46%
Current Annualized Distribution Rate (based on Market Price) as of 4/30/12+	6.08%

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on April 30, 2012. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed, and will fluctuate.

Morningstar Rankings — Closed-End Emerging Markets Bond Funds Category as of 4/30/12
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	2	of	9	13
3-Year	5	of	8	57
5-Year	8	of	8	100
10-Year	5	of	6	80

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on net asset value total return with distributions reinvested.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2012 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Bonds 130.5%
Argentina 2.8%
Republic of Argentina:
GDP Linked Note, 12/15/2035 (b)		1,890,000	193,897
0.629%**, 4/30/2013		48,750	46,800
Series X, 7.0%, 4/17/2017		2,000,000	1,620,611
(Cost $2,112,140)			1,861,308
Australia 3.5%
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		340,000	345,950
144A, 6.375%, 2/1/2016		640,000	652,800
144A, 6.875%, 4/1/2022		245,000	248,675
144A, 7.0%, 11/1/2015		1,040,000	1,076,400
(Cost $2,300,235)			2,323,825
Austria 0.3%
OGX Austria GmbH, 144A, 8.375%, 4/1/2022 (Cost $200,000)		200,000	204,000
Bermuda 3.5%
Digicel Ltd., 144A, 8.25%, 9/1/2017 (Cost $2,299,853)		2,200,000	2,293,500
Brazil 19.3%
Banco Bradesco SA:
144A, 5.75%, 3/1/2022		425,000	432,013
144A, 5.9%, 1/16/2021		2,000,000	2,075,000
Banco do Brasil SA, 144A, 5.875%, 1/26/2022		2,000,000	2,080,000
Banco Votorantim SA, 144A, 5.25%, 2/11/2016		2,000,000	2,060,000
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,000,000	2,345,000
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		1,545,000	1,570,183
Independencia International Ltd., REG S, 12.0%, 12/30/2016*		577,088	4,386
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		200,000	211,000
Petrobras International Finance Co., 5.375%, 1/27/2021		1,770,000	1,938,911
(Cost $13,329,755)			12,716,493
British Virgin Islands 0.8%
CNOOC Finance 2012 Ltd., 144A, 3.875%, 5/2/2022 (c) (Cost $529,306)		530,000	530,436
Canada 4.2%
Bombardier, Inc., 144A, 5.75%, 3/15/2022		930,000	917,212
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		125,000	124,062
MEG Energy Corp., 144A, 6.5%, 3/15/2021		75,000	78,938
Novelis, Inc., 8.375%, 12/15/2017		20,000	21,600
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		1,250,000	1,403,125
Videotron Ltd., 144A, 5.0%, 7/15/2022		230,000	229,425
(Cost $2,638,802)			2,774,362
Cayman Islands 4.1%
IPIC GMTN Ltd.:
144A, 3.75%, 3/1/2017		1,500,000	1,524,375
144A, 5.5%, 3/1/2022		500,000	522,500
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		410,000	401,144
Offshore Group Investments Ltd., 11.5%, 8/1/2015		10,000	10,938
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		205,000	217,812
(Cost $2,589,519)			2,676,769
Chile 3.5%
Corporacion Nacional del Cobre de Chile, REG S, 5.625%, 9/21/2035 (Cost $1,625,728)		2,000,000	2,301,402
Croatia 4.6%
Republic of Croatia:
144A, 6.25%, 4/27/2017		280,000	283,321
144A, 6.375%, 3/24/2021		1,770,000	1,727,874
REG S, 6.625%, 7/14/2020		1,000,000	999,600
(Cost $3,033,919)			3,010,795
Dominican Republic 1.6%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,060,332)		1,000,000	1,053,500
El Salvador 0.9%
Republic of El Salvador, REG S, 7.65%, 6/15/2035 (Cost $591,179)		570,000	591,375
Germany 1.0%
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017 (Cost $632,385)		600,000	643,500
Ghana 1.2%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $729,781)		720,000	819,000
Hong Kong 1.2%
Pacnet Ltd., 144A, 9.25%, 11/9/2015 (Cost $875,428)		850,000	801,125
Indonesia 0.8%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018 (Cost $500,000)		500,000	506,250
Japan 0.2%
eAccess Ltd., 144A, 8.25%, 4/1/2018 (Cost $105,000)		105,000	100,275
Kazakhstan 2.2%
KazMunayGaz National Co., Series 2, REG S, 9.125%, 7/2/2018 (Cost $1,066,039)		1,150,000	1,433,187
Lithuania 3.4%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,000,000	1,085,000
REG S, 6.75%, 1/15/2015		500,000	541,705
144A, 7.375%, 2/11/2020		500,000	586,250
(Cost $2,041,058)			2,212,955
Luxembourg 4.5%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014		100,000	110,500
APERAM, 144A, 7.375%, 4/1/2016		150,000	146,250
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	340,000	423,055
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,170,000	1,295,775
Intelsat Jackson Holdings SA, 7.5%, 4/1/2021		280,000	294,000
Intelsat Luxembourg SA, 144A, 11.5%, 2/4/2017 (PIK)		140,000	144,550
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	425,000	556,947
(Cost $2,881,427)			2,971,077
Netherlands 3.2%
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		1,000,000	1,107,840
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017	EUR	485,000	664,465
144A, 8.75%, 2/15/2019	EUR	100,000	140,325
UPC Holding BV, 144A, 9.75%, 4/15/2018	EUR	160,000	223,441
(Cost $2,091,341)			2,136,071
Panama 5.7%
Republic of Panama:
6.7%, 1/26/2036		300,000	402,300
7.125%, 1/29/2026		500,000	677,500
8.875%, 9/30/2027		1,700,000	2,664,750
(Cost $2,999,100)			3,744,550
Peru 0.7%
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022 (Cost $420,000)		420,000	436,170
Philippines 3.7%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,925,288)		1,800,000	2,430,000
Poland 4.1%
Republic of Poland, 5.125%, 4/21/2021 (Cost $2,491,250)		2,500,000	2,702,500
Russia 6.3%
Russian Federation:
144A, 5.0%, 4/29/2020		2,500,000	2,703,126
REG S, 7.5%, 3/31/2030		1,231,650	1,476,440
(Cost $3,724,625)			4,179,566
Serbia 2.1%
Republic of Serbia:
REG S, 6.75%, 11/1/2024		606,667	596,050
144A, 7.25%, 9/28/2021		760,000	803,700
(Cost $1,304,749)			1,399,750
South Africa 0.4%
Eskom Holdings SOC Ltd., 144A, 5.75%, 1/26/2021 (Cost $249,375)		250,000	268,750
Turkey 2.1%
Akbank TAS, 144A, 5.125%, 7/22/2015 (Cost $1,404,821)		1,390,000	1,393,475
Ukraine 2.9%
Government of Ukraine:
REG S, 7.65%, 6/11/2013		1,000,000	990,000
144A, 7.95%, 2/23/2021		1,000,000	907,500
(Cost $2,054,264)			1,897,500
United States 22.8%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		45,000	42,075
AMC Entertainment, Inc., 8.75%, 6/1/2019		500,000	533,125
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		10,000	11,175
Amkor Technology, Inc., 6.625%, 6/1/2021		10,000	10,250
Antero Resources Finance Corp., 144A, 7.25%, 8/1/2019		40,000	41,200
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		35,000	35,832
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019		15,000	13,425
144A, 7.25%, 6/15/2021		25,000	22,313
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		35,000	36,400
BakerCorp International, Inc., 144A, 8.25%, 6/1/2019		20,000	20,400
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		10,000	8,500
Bill Barrett Corp., 7.625%, 10/1/2019		10,000	10,100
Cablevision Systems Corp., 8.625%, 9/15/2017		500,000	548,750
Caesar's Entertainment Operating Co., Inc., 10.0%, 12/15/2018		200,000	150,750
Calpine Corp., 144A, 7.875%, 7/31/2020		185,000	201,650
CCO Holdings LLC, 7.25%, 10/30/2017		860,000	935,250
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		500,000	540,000
Chesapeake Energy Corp.:
6.125%, 2/15/2021		30,000	28,350
6.875%, 11/15/2020		30,000	29,250
Cincinnati Bell, Inc., 8.25%, 10/15/2017		500,000	517,500
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/2017		500,000	548,125
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		295,000	300,162
Cricket Communications, Inc., 7.75%, 10/15/2020		450,000	421,875
Crown Media Holdings, Inc., 10.5%, 7/15/2019		20,000	21,675
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		1,840,000	1,941,200
Ducommun, Inc., 9.75%, 7/15/2018		25,000	26,438
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		35,000	36,225
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		60,000	31,800
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		10,000	11,038
Equinix, Inc., 7.0%, 7/15/2021		35,000	38,238
Exopack Holding Corp., 10.0%, 6/1/2018		30,000	31,200
First Data Corp., 144A, 7.375%, 6/15/2019		55,000	56,237
Florida East Coast Railway Corp., 8.125%, 2/1/2017		75,000	77,062
Ford Motor Credit Co., LLC, 5.0%, 5/15/2018		1,000,000	1,080,629
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	21,400
Frontier Communications Corp., 8.125%, 10/1/2018		600,000	630,000
Harron Communications LP, 144A, 9.125%, 4/1/2020		70,000	72,800
HCA, Inc.:
6.5%, 2/15/2020		165,000	176,550
7.5%, 2/15/2022		120,000	129,150
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		30,000	32,513
International Lease Finance Corp.:
5.75%, 5/15/2016		15,000	15,258
6.25%, 5/15/2019		35,000	35,345
8.625%, 9/15/2015		500,000	553,750
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		80,000	81,000
Level 3 Financing, Inc., 144A, 8.125%, 7/1/2019		25,000	25,688
Meritor, Inc., 10.625%, 3/15/2018		500,000	543,125
MGM Resorts International:
7.625%, 1/15/2017		55,000	57,062
9.0%, 3/15/2020		500,000	557,500
National CineMedia LLC, 7.875%, 7/15/2021		35,000	37,713
NII Capital Corp., 7.625%, 4/1/2021		105,000	97,650
Norcraft Companies LP, 10.5%, 12/15/2015		500,000	467,500
Nortek, Inc., 8.5%, 4/15/2021		115,000	113,562
Nuveen Investments, Inc., 10.5%, 11/15/2015		455,000	469,787
Oasis Petroleum, Inc., 7.25%, 2/1/2019		55,000	58,300
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		15,000	15,225
144A, 6.25%, 11/15/2021		20,000	20,250
Pinnacle Foods Finance LLC, 8.25%, 9/1/2017		325,000	351,812
Reynolds Group Issuer, Inc., 144A, 9.0%, 4/15/2019		110,000	110,550
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		35,000	7,000
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		500,000	508,750
U.S. Foodservice, 144A, 8.5%, 6/30/2019		15,000	15,375
United States Steel Corp., 7.375%, 4/1/2020		500,000	511,250
Univision Communications, Inc., 144A, 8.5%, 5/15/2021		10,000	9,875
Visteon Corp., 6.75%, 4/15/2019		140,000	144,200
Vulcan Materials Co., 6.5%, 12/1/2016		75,000	79,500
Windstream Corp., 7.75%, 10/1/2021		650,000	697,125
(Cost $14,580,564)			15,004,764
Uruguay 6.6%
Republic of Uruguay, 7.875%, 1/15/2033 (PIK) (Cost $3,505,944)		3,080,000	4,350,500
Venezuela 6.3%
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		410,000	365,925
Republic of Venezuela:
7.65%, 4/21/2025		900,000	697,500
10.75%, 9/19/2013		2,949,000	3,096,450
(Cost $3,983,757)			4,159,875
Total Bonds (Cost $81,876,964)			85,928,605

Loan Participations and Assignments 11.4%
Senior Loans 0.7%
Germany 0.1%
Kabel Deutschland GmbH, Term Loan F, LIBOR plus 3.25%, 2/1/2019 (Cost $40,000)		40,000	40,078
United States 0.6%
Ineos U.S. Finance LLC, Term Loan, LIBOR plus 5.25%, 4/27/2018 (Cost $403,850)		410,000	412,562
Sovereign Loans 10.7%
Russia 10.0%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,000,000	1,037,500
Gazprom OAO, 144A, 4.95%, 5/23/2016		420,000	437,888
Russian Agricultural Bank OJSC, REG S, 7.75%, 5/29/2018		1,370,000	1,551,744
Sberbank of Russia, 144A, 6.125%, 2/7/2022		200,000	206,300
Vimpel Communications, 144A, 6.493%, 2/2/2016		1,500,000	1,548,750
VTB Bank OJSC:
144A, 6.315%, 2/22/2018		500,000	508,837
144A, 6.875%, 5/29/2018		1,270,000	1,340,117
(Cost $6,438,455)			6,631,136
Ukraine 0.7%
Ukreximbank, REG S, 8.375%, 4/27/2015 (Cost $501,131)		500,000	466,250
Total Loan Participations and Assignments (Cost $7,383,436)			7,550,026

Preferred Security 0.4%
Cayman Islands
PHBS Ltd., 6.625%, 9/29/2015 (d) (Cost $277,500)		300,000	278,814

	Contract Amount	Value ($)

Call Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Fixed Rate — 3.635% - Floating — LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	600,000	27,866
Fixed Rate — 3.72% - Floating — LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	600,000	26,335
Total Call Options Purchased (Cost $59,250)		54,201

	Shares	Value ($)

Cash Equivalents 1.2%
Central Cash Management Fund, 0.12% (e) (Cost $777,293)	777,293	777,293

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $90,374,443)+	143.6	94,588,939
Notes Payable	(45.5)	(30,000,000)
Other Assets and Liabilities, Net	1.9	1,273,271
Net Assets	100.0	65,862,210

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	577,088	1,050,571	4,386

* Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

+ The cost for federal income tax purposes was $90,832,603. At April 30, 2012, net unrealized appreciation for all securities based on tax cost was $3,756,336. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,075,292 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,318,956.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentine GDP, subject to certain conditions.

(c) When-issued security.

(d) Date shown is call date; not a maturity date for the perpetual preferred securities.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDP: Gross Domestic Product

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At April 30, 2012, open written options contracts were as follows:
Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (f)
Call Options Fixed — 4.22% - Floating — LIBOR	4/22/2016 4/22/2026	600,000	4/20/2016	21,390	(19,204)
Fixed — 4.135% - Floating — LIBOR	4/27/2016 4/27/2026	600,000	4/25/2016	22,200	(20,345)
Total Call Options				43,590	(39,549)
Put Options Fixed — 1.9% - Floating — LIBOR	4/24/2013 4/24/2023	600,000	4/22/2013	8,220	(8,085)
Fixed — 2.09% - Floating — LIBOR	4/25/2013 4/25/2043	600,000	4/23/2013	11,280	(8,049)
Total Put Options				19,500	(16,134)
Total Written Options				63,090	(55,683)

(f) Unrealized appreciation on written options on interest rate swap contracts at April 30, 2012 was $7,407.

As of April 30, 2012, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	65,917	RUB	1,948,500	5/10/2012	285	JPMorgan Chase Securities, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
RUB	1,948,500	USD	65,263	5/10/2012	(939)	Citigroup, Inc.
EUR	434,500	USD	575,096	5/25/2012	(109)	Citigroup, Inc.
EUR	1,096,600	USD	1,440,730	5/25/2012	(10,986)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(12,034)

Currency Abbreviations
EUR Euro RUB Russian Ruble USD United States Dollar

For information on the Fund's policy and additional disclosures regarding options purchased, written option contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments and other receivable. For information on the Fund's policy regarding the valuation of investments and other receivables, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (g)
Bonds	$—	$85,928,605	$—	$85,928,605
Loan Participations and Assignments	—	7,550,026	—	7,550,026
Preferred Security	—	278,814	—	278,814
Other Receivable***	—	—	904,378	904,378
Short-Term Investments	777,293	—	—	777,293
Derivatives (h)	—	54,486	—	54,486
Total	$777,293	$93,811,931	$904,378	$95,493,602
Liabilities
Derivatives (h)	$—	$(67,717)	$—	$(67,717)
Total	$—	$(67,717)	$—	$(67,717)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2012.

(g) See Investment Portfolio for additional detailed categorizations.

(h) Derivatives include value of options purchased, written options, at value, and unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's level 3 other receivable for which significant unobservable inputs were used in determining value:
Other Receivable***
Balance as of October 31, 2011	$—
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	904,378
Amortization premium/discount	—
Purchases	0
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of April 30, 2012	$904,378
Net change in unrealized appreciation (depreciation) from other receivable still held as of April 30, 2012	$904,378

Transfers between price levels ar recognized at the beginning of the reporting period.

*** Lehman Brothers International issued a Claims Determination Deed for the Fund as a partial settlement for a loss written off by the Fund in 2008. Other receivable represents the fair value of this pending claim.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $89,597,150)	$93,811,646
Investment in Central Cash Management Fund (cost $777,293)	777,293
Total investments in securities, at value (cost $90,374,443)	94,588,939
Cash	40,000
Foreign currency, at value (cost $32,607)	27,461
Receivable for investments sold	1,062,254
Receivable for investments sold — when-issued securities	204,556
Interest receivable	1,397,721
Unrealized appreciation on forward foreign currency exchange contracts	285
Foreign taxes recoverable	8,940
Other receivable***	904,378
Other assets	2,199
Total assets	98,236,733
Liabilities
Payable for investments purchased	1,018,840
Payable for investments purchased -— when-issued securities	727,770
Notes payable	30,000,000
Interest on notes payable	56,098
Payable for Fund shares repurchased	31,548
Options written, at value (premium received $63,090)	55,683
Unrealized depreciation on forward foreign currency exchange contracts	12,034
Distributions payable	300,248
Accrued management fee	53,099
Accrued Directors' fee	2,498
Other accrued expenses and payables	116,705
Total liabilities	32,374,523
Net assets, at value	$65,862,210

*** Lehman Brothers International issued a Claims Determination Deed for the Fund as a partial settlement for a loss written off by the Fund in 2008. Other receivable represents the fair value of this pending claim.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	324,491
Net unrealized appreciation (depreciation) on: Investments	4,214,496
Other receivable	904,378
Foreign currency	(16,996)
Written options	7,407
Accumulated net realized gain (loss)	(6,091,736)
Cost of 2,816,455 shares held in Treasury	(24,029,977)
Paid-in capital	90,550,147
Net assets, at value	$65,862,210
Net Asset Value
Net asset value per share ($65,862,210 ÷ 7,136,164 shares of common stock issued and outstanding, $.01 par value, 100,000,000 shares authorized)	$9.23

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2012 (Unaudited)
Investment Income
Interest	$2,963,066
Income distributions — Central Cash Management Fund	1,021
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	3,306
Total income	2,967,393
Expenses: Management fee	313,740
Services to shareholders	3,155
Custodian and accounting fees	47,986
Audit fees	40,768
Legal fees	87,032
Reports to shareholders	39,246
Directors' fees and expenses	5,933
Interest expense	241,789
Stock exchange listing fees	11,830
Other	16,893
Total expenses	808,372
Net investment income	2,159,021
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	48,217
Foreign currency	(4,552)
43,665
Change in net unrealized appreciation (depreciation) on: Investments	2,938,313
Other receivable***	904,378
Written options	7,407
Foreign currency	12,327
3,862,425
Net gain (loss)	3,906,090
Net increase (decrease) in net assets resulting from operations	$6,065,111

*** Lehman Brothers International issued a Claims Determination Deed for the Fund as a partial settlement for a loss written off by the Fund in 2008. Other receivable represents the fair value of this pending claim.

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended April 30, 2012 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$6,065,111
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(13,563,386)
Net purchases, sales and maturities of short-term investments	495,342
Net amortization of premium/(accretion of discount)	134,384
Proceeds from sales and maturities of long-term investments	10,917,229
(Increase) decrease in interest receivable	(34,005)
(Increase) decrease in other assets	67,429
Increase (decrease) in written options, at value	55,683
(Increase) decrease in receivable for investments and when-issued securities sold	(1,266,810)
Increase (decrease) in payable for investments and when-issued securities purchased	(351,759)
Increase (decrease) in interest on notes payables	56,098
Increase (decrease) in other accrued expenses and payables	(79,285)
Change in unrealized (appreciation) depreciation on investments and other receivable	(3,842,691)
Change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(5,456)
Net realized (gain) loss from investments	(48,217)
Cash provided (used) by operating activities	$(1,400,333)
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	4,000,000
Payment for shares repurchased from shareholders	(1,060,848)
Distributions paid to shareholders	(1,514,982)
Cash provided (used) for financing activities	1,424,170
Increase (decrease) in cash	23,837
Cash at beginning of period (including foreign currency)	43,624
Cash at end of period (including foreign currency)	$67,461
Supplemental Disclosure
Interest paid on notes	$(222,627)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations: Net investment income	$2,159,021	$3,717,892
Net realized gain (loss)	43,665	5,970,245
Change in net unrealized appreciation (depreciation)	3,862,425	(8,248,013)
Net increase (decrease) in net assets resulting from operations	6,065,111	1,440,124
Distributions to shareholders from net investment income	(1,815,230)	(4,074,416)
Fund share transactions: Cost of shares tendered	—	(21,350,347)
Cost of shares repurchased	(1,045,495)	(1,105,376)
Net increase (decrease) in net assets from Fund share transactions	(1,045,495)	(22,455,723)
Increase (decrease) in net assets	3,204,386	(25,090,015)
Net assets at beginning of period	62,657,824	87,747,839
Net assets at end of period (including undistributed net investment income and distributions in excess of net investment income of $324,491 and $19,300, respectively)	$65,862,210	$62,657,824
Other Information
Shares outstanding at beginning of period	7,268,504	9,884,418
Shares tendered	—	(2,471,105)
Shares repurchased	(132,340)	(144,809)
Shares outstanding at end of period	7,136,164	7,268,504

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Years Ended October 31,
Six Months Ended 4/30/12 (Unaudited)	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$8.62	$8.88	$8.04	$5.99	$10.06	$9.63
Income (loss) from investment operations: Net investment incomea	.30	.50	.55	.55	.71	.70
Net realized and unrealized gain (loss)	.54	e	(.26)	.79	2.30	(4.18)	.31
Total from investment operations	.84	.24	1.34	2.85	(3.47)	1.01
Less distributions from: Net investment income	(.25)	(.55)	(.51)	(.57)	(.60)	(.58)
Return of capital	—	—	—	(.23)	—	—
Total distributions	(.25)	(.55)	(.51)	(.80)	(.60)	(.58)
NAV accretion resulting from repurchases of shares and shares tendered at valuea	.02	.05	.01	—	—	—
Net asset value, end of period	$9.23	$8.62	$8.88	$8.04	$5.99	$10.06
Market value, end of period	$8.29	$7.65	$8.44	$6.75	$5.03	$8.62
Total Return
Per share net asset value (%)b	10.49	e**	4.12	18.08	53.24	(35.75)	11.34
Per share market value (%)b	11.82	**	(2.78)	33.67	53.20	(37.09)	6.56
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	66	63	88	80	60	100
Ratio of expenses (including interest expense) (%)	2.58	*	2.22	1.68	1.59	2.52	2.78
Ratio of expenses (excluding interest expense) (%)	1.81	*	1.86	1.68	1.55	1.48	1.33
Ratio of net investment income (%)	6.88	*	5.75	6.53	7.77	7.61	7.09
Portfolio turnover rate (%)	12	**	89	31	47	c	69	c	114	c
Total debt outstanding, end of period ($ thousands)	30,000	26,000	—	—	—	—
Asset coverage per $1,000 of debtd	3,165	3,410	—	—	—	—
a Based on average shares outstanding during the period.
b Total return based on net asset value reflects changes in the Fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure includes reinvestments of distributions. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares trade during the period.
c The portfolio turnover rate including reverse repurchase agreements was 87%, 275% and 333% for the years ended October 31, 2009, 2008 and 2007, respectively.
d Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
e During the period ended April 30, 2012, Lehman Brothers International issued a Claims Determination Deed for the Fund as a partial settlement for a loss written off by the Fund in 2008. The impact of this claim amounted to $0.13 per share. Excluding this pending claim, total return would have been 1.56% lower.
* Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Global High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Maryland corporation.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at the price provided by the broker-dealer with which the option was traded and are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurement is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. The amendments are the result of the work by the Financial Accounting Standards Board and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments. The Fund had no securities on loan as of April 30, 2012.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Loan Participations/Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These U.S.-dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2011, the Fund had a net tax basis capital loss carryforward of $5,677,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains until October 31, 2017, or until fully utilized, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in forward currency contracts, recognition of certain currency gain (loss) as ordinary income (loss), foreign denominated securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash and foreign currency position at the Fund's custodian bank at April 30, 2012.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes with the exception of securities in default of principal. The Fund uses the specific identification method for determining realized gain or loss on investments. The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

B. Derivative Instruments

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if exercised. For the six months ended April 30, 2012, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of the open purchased option contracts as of April 30, 2012 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the investment in written option contracts had a total value generally indicative of a range from $0 to approximately $56,000, and purchased option contracts had a total value generally indicative of a range from $0 to approximately $54,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2012, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $599,000 to $2,081,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $66,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Forward Contracts	Total
Interest Rate Contracts (a)	$54,201	$—	$54,201
Foreign Exchange Contracts (b)	—	285	285
	$54,201	$285	$54,486

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Investments in securities, at value (includes purchased options)

(b) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Written Options	Forward Contracts	Total
Interest Rate Contracts (a)	$(55,683)	$—	$(55,683)
Foreign Exchange Contracts (b)	—	(12,034)	(12,034)
	$(55,683)	$(12,034)	$(67,717)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Options written, at value

(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$7,878

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Written Options	Forward Contracts	Total
Interest Rate Contracts (a)	$(5,049)	$7,407	$—	$2,358
Foreign Exchange Contracts (b)	—	—	5,456	5,456
	$(5,049)	$7,407	$5,456	$7,814

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options) and written options, respectively

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended April 30, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $13,563,386 and $10,917,229, respectively.

For the six months ended April 30, 2012, transactions for written options on futures contracts were as follows:
	Contracts	Premium
Outstanding, beginning of period	$—	$—
Options written	2,400,000	63,090
Outstanding, end of period	$2,400,000	$63,090

D. Related Parties

Management Agreement. Under the Investment Advisory, Management and Administration Agreement ("Management Agreement") with Deutsche Investment Management Americas Inc. ("DIMA" or the "Manager"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Manager directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Manager determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Manager provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 1.00% of the Fund's average weekly net assets, computed and accrued daily and payable monthly.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Manager, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2012, the amount charged to the Fund by DISC aggregated $1,577, of which $552 is unpaid.

DIMA is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Pursuant to a sub-accounting agreement between DIMA and State Street Bank and Trust Company ("SSB"), DIMA has delegated all accounting functions to SSB. DIMA compensates SSB out of the accounting fee it receives from the Fund. For the six months ended April 30, 2012, the amount charged to the Fund by DIMA aggregated $35,982, of which $6,580 is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

G. Share Repurchases

Under a program initially authorized by the Board of Directors in July 2009, and subsequently renewed in 2011 and 2012, the Fund is authorized to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended April 30, 2012, the Fund purchased 132,340 shares of common stock on the open market at a total cost of $1,045,495. The average discount of these purchases, comparing the purchase price to the net asset value at the time of purchase, was 9.87%.

H. Tender Offer

On October 4, 2010, the Fund announced that its Board of Directors had authorized the Fund to conduct an issuer self-tender offer to purchase up to 25% of its outstanding common shares for cash at a price per share equal to 99% of its NAV as of the close of trading on the NYSE on the day after the date on which the offer expires. The offer commenced on October 22, 2010 and expired on November 19, 2010. The Fund accepted 2,471,105 tendered shares at a price equal to 99% of the net asset value per share as of the close of the regular trading session of the New York Stock Exchange on November 22, 2010. Approximately 3,286,951 shares of common stock, or approximately 33% of the fund's common shares outstanding, were tendered through the expiration date. Because the offer was oversubscribed, not all of the tendered shares were accepted for payment by the Fund. Under the final pro-ration calculation, approximately 75% of the tendered shares were accepted for payment. The shares accepted for payment received cash at a repurchase price of $8.64 per share, which was equal to 99% of the Fund's net asset value per share on November 22, 2010. The tender was funded through the sale of portfolio securities. The tender offer was contemplated by a Liquidity Program and Standstill Agreement previously entered into by and among DIMA, Western Investment LLC ("Western") and certain parties associated with Western.

I. Borrowings

The Fund has a secured line of credit with a commercial bank in an amount up to $31,000,000 ($35,000,000 prior to April 11, 2012), with a maturity date of April 10, 2013. Loans under the facility generally bear interest at the applicable LIBOR rate plus 1.05%. An underwriting fee incurred by the Fund in connection with the facility was deferred and was amortized on a straight line basis over a one-year period. A commitment fee on any unused portion of the credit line is charged to the Fund and is included with "interest expense" in the Statement of Operations. Prior to April 11, 2012, this fee was paid on the entire credit facility.

At April 30, 2012, the Fund had a notes payable outstanding of $30,000,000. The weighted average outstanding daily balance of all loans during the six months ended April 30, 2012 was approximately $28,407,000, with a weighted average borrowing cost of 1.70%. The borrowings were valued at cost, which approximates fair value.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem or meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the lender. The Fund is subject to certain restrictions on its investments under the terms of its credit agreement. Moreover, certain covenants contained in the credit agreement impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

Dividend Reinvestment and Cash Purchase Plan

A summary of the fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan") is set forth below. You may obtain more detailed information by requesting a copy of the Plan from DWS Investments Service Company (the "Transfer Agent") by writing to DWS Global High Income Fund, Inc. Dividend Reinvestment and Cash Purchase Plan, c/o DWS Investments Service Company, P.O. Box 219066, Kansas City, MO 64121-9066, by calling (800) 294-4366 or by visiting the fund's Web site at www.dws-investments.com. The Transfer Agent maintains all participant accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by participants for personal and tax records.

The Plan offers stockholders an automatic way to reinvest their dividends and capital gain distributions in shares of the fund. Each stockholder of record must enroll in the Plan by instructing the Transfer Agent in writing. Such a notice must be received by the Transfer Agent not less than 10 days prior to the record date for a dividend or distribution in order to be effective with respect to that dividend or distribution. A notice which is not received by that time will be effective only with respect to subsequent dividends and distributions. If your shares are held in the name of a broker or other nominee as the stockholder of record, please consult your broker or nominee to determine whether it is participating in the Plan on your behalf. Stockholders who do not participate in the Plan will receive all distributions paid by check mailed directly to them.

If the market price per share on the payment date for the dividend or distribution (the "Valuation Date") equals or exceeds net asset value per share, the fund will issue shares of common stock to participants at the greater of the following on the Valuation Date: (a) net asset value or (b) 95% of the market price. If the net asset value exceeds the market price of fund shares on the Valuation Date, the Plan Agent (currently, Computershare, Inc.) will use the dividend or distribution (less each participant's pro rata share of brokerage commissions) to buy fund shares in the open market for the participant's account. Such purchases will be made on or shortly after the Valuation Date, and in no event more than 45 days after the Valuation Date, except where temporary curtailment or suspension of purchase is necessary to comply with federal securities law. If the fund should declare an income dividend or net capital gain distribution payable only in cash, the Plan Agent will, as agent for the participants, buy fund shares in the open market for each participant's account on, or shortly after, the payment date.

The reinvestment of dividends and capital gain distributions does not relieve the participant of any tax that may be payable on such dividends and distributions. The Transfer Agent will report to each participant the taxable amount of dividends and distributions credited to his or her account. Participants will be treated as receiving the amount of the distributions made by the fund, which amount generally will be either equal to the amount of the cash distribution the shareholder would have received if the shareholder had elected to receive cash or, for shares issued by the fund, the fair market value of the shares issued to the participant.

Participants in the Plan also have the option of making additional cash payments to the Transfer Agent, semiannually, in any amount from $100 to $3,000, for investment in the fund's shares. The Transfer Agent will use all such monies received from participants to purchase fund shares in the open market on or about February 15 and August 15. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Transfer Agent, it is suggested that participants send their voluntary cash payments to be received by the Transfer Agent approximately 10 days (but not more than 30 days) before February 15 or August 15, as the case may be. A participant may withdraw a voluntary cash payment by written notice if the notice is received by the Transfer Agent not less than 48 hours before such payment is to be invested.

There is no service fee charged to participants for reinvesting dividends or distributions from net realized capital gains. The Plan Agent's and/or Transfer Agent's fees for the handling of the reinvestment of dividends and capital gain distributions will be paid by the fund. There will be no brokerage commissions with respect to shares issued directly by the fund as a result of dividends or capital gain distributions payable either in stock or in cash. With respect to purchases of fund shares from voluntary cash payments, each participant will be charged $1.00 for each such purchase. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases of fund shares in connection with the reinvestment of any dividends or capital gain distributions, or voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and pro-rating the lower commission thus attainable.

The fund reserves the right to terminate the Plan. Notice of the termination will be sent to the participants of the Plan at least 30 days before the record date for a dividend or distribution. The Plan also may be amended by the fund, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by giving at least 30 days' written notice to participants in the Plan. A participant may terminate his account under the Plan by written notice to the Transfer Agent. If the written notice is received 10 days before the record day of any distribution, it will be effective immediately. If received after that date, it will be effective as soon as possible after the reinvestment of the dividend or distribution. If a participant elects to sell his shares before the Plan is terminated, the Plan Agent will deduct a $2.50 fee plus brokerage commissions from the sale transaction.

Additional Information

Automated Information Lines	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	Brown Brothers Harriman & Company 40 Water Street Boston, MA 02109
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	LBF
CUSIP Number	23338W104

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

Notes

Notes

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

345 Park Avenue
New York, NY 10154-00100

CEGHIF-3
(R-027571-1 6/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

DWS Global High Income Fund, Inc.
Item 9 of Form N-CSR - Repurchase Disclosure
	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
November 1 through November 30, 2011	22,249	$7.67	n/a	n/a
December 1 through December 31, 2011	27,507	$7.61	n/a	n/a
January 1 through January 31, 2012	21,700	$7.79	n/a	n/a
February 1 through February 29, 2012	13,583	$8.08	n/a	n/a
March 1 through March 31, 2012	21,601	$8.15	n/a	n/a
April 1 through April 30, 2012	25,700	$8.19	n/a	n/a
Total	132,340	$7.90	-

The Fund may from time to time repurchase shares in the open market at the option of the Board of Trustees and on such terms as the Trustee may determine.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 27, 2012